Exhibit 99.1

World Omni Auto Receivables Trust 2024-A
Monthly Servicer Certificate
October 31, 2025

Dates Covered
Collections Period	10/01/25 - 10/31/25
Interest Accrual Period	10/15/25 - 11/16/25
30/360 Days	30
Actual/360 Days	33
Distribution Date	11/17/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/25	563,372,218.96	27,284
Yield Supplement Overcollateralization Amount 09/30/25	36,088,702.20	0
Receivables Balance 09/30/25	599,460,921.16	27,284
Principal Payments	27,790,620.36	599
Defaulted Receivables	1,123,662.17	40
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/25	31,613,017.65	0
Pool Balance at 10/31/25	538,933,620.98	26,645

Pool Statistics	$ Amount	# of Accounts
Pool Factor	42.46%
Prepayment ABS Speed	1.48%
Aggregate Starting Principal Balance	1,343,677,474.68	40,916

Delinquent Receivables:
Past Due 31-60 days	10,015,450.96	336
Past Due 61-90 days	3,054,194.54	109
Past Due 91-120 days	718,206.30	30
Past Due 121+ days	0.00	0
Total	13,787,851.80	475

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.42%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.66%
Delinquency Trigger Occurred	NO

Recoveries	857,186.14
Aggregate Net Losses/(Gains) - October 2025	266,476.03
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.53%
Prior Net Losses/(Gains) Ratio	0.92%
Second Prior Net Losses/(Gains) Ratio	0.49%
Third Prior Net Losses/(Gains) Ratio	0.44%
Four Month Average	0.60%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.67%

Overcollateralization Target Amount	6,197,736.64
Actual Overcollateralization	6,197,736.64
Weighted Average Contract Rate	6.61%
Weighted Average Contract Rate, Yield Adjusted	10.24%
Weighted Average Remaining Term	42.16

Flow of Funds	$ Amount
Collections	31,968,102.90
Investment Earnings on Cash Accounts	25,038.35
Servicing Fee	(499,550.77)
Transfer to Collection Account	-
Available Funds	31,493,590.48

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,029,948.10
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	156,390.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	81,597.00
(7) Noteholders' Third Priority Principal Distributable Amount	17,959,817.46
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,197,736.64
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	5,068,101.03

Total Distributions of Available Funds	31,493,590.48

Servicing Fee	499,550.77
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,710,000.00
Original Class B	36,870,000.00
Original Class C	18,440,000.00

Total Class A, B, & C
Note Balance @ 10/15/25	556,893,438.44
Principal Paid	24,157,554.10
Note Balance @ 11/17/25	532,735,884.34

Class A-1
Note Balance @ 10/15/25	0.00
Principal Paid	0.00
Note Balance @ 11/17/25	0.00
Note Factor @ 11/17/25	0.0000000%

Class A-2a
Note Balance @ 10/15/25	0.00
Principal Paid	0.00
Note Balance @ 11/17/25	0.00
Note Factor @ 11/17/25	0.0000000%

Class A-2b
Note Balance @ 10/15/25	0.00
Principal Paid	0.00
Note Balance @ 11/17/25	0.00
Note Factor @ 11/17/25	0.0000000%

Class A-3
Note Balance @ 10/15/25	413,693,438.44
Principal Paid	24,157,554.10
Note Balance @ 11/17/25	389,535,884.34
Note Factor @ 11/17/25	89.7010741%

Class A-4
Note Balance @ 10/15/25	87,890,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	87,890,000.00
Note Factor @ 11/17/25	100.0000000%

Class B
Note Balance @ 10/15/25	36,870,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	36,870,000.00
Note Factor @ 11/17/25	100.0000000%

Class C
Note Balance @ 10/15/25	18,440,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	18,440,000.00
Note Factor @ 11/17/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,267,935.35
Total Principal Paid	24,157,554.10
Total Paid	26,425,489.45

Class A-1
Coupon	5.51900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.05000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	4.23367%
Coupon	4.57367%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.86000%
Interest Paid	1,675,458.43
Principal Paid	24,157,554.10
Total Paid to A-3 Holders	25,833,012.53

Class A-4
Coupon	4.84000%
Interest Paid	354,489.67
Principal Paid	0.00
Total Paid to A-4 Holders	354,489.67

Class B
Coupon	5.09000%
Interest Paid	156,390.25
Principal Paid	0.00
Total Paid to B Holders	156,390.25

Class C
Coupon	5.31000%
Interest Paid	81,597.00
Principal Paid	0.00
Total Paid to C Holders	81,597.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.8498355
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.7040457
Total Distribution Amount	21.5538812

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	3.8581919
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	55.6292408
Total A-3 Distribution Amount	59.4874327

A-4 Interest Distribution Amount	4.0333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0333334

B Interest Distribution Amount	4.2416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2416667

C Interest Distribution Amount	4.4250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.4250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	743.45
Noteholders' Principal Distributable Amount	256.55

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/25	3,072,738.16
Investment Earnings	10,401.11
Investment Earnings Paid	(10,401.11)
Deposit/(Withdrawal)	-
Balance as of 11/17/25	3,072,738.16
Change	-

Required Reserve Amount	3,072,738.16